    As filed with the Securities and Exchange Commission on August 24, 2001


                                        Securities Act Registration No. 33-31603
                                Investment Company Act Registration No. 811-5951
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                        POST-EFFECTIVE AMENDMENT NO. 17                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                       /X/


                               AMENDMENT NO. 18                              /X/


                        (Check appropriate box or boxes)

                            ------------------------

                        SPECIAL MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469



                            JONATHAN D. SHAIN, ESQ.

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after the effective date of this Registration Statement

             It is proposed that this filing will become effective
                            (check appropriate box):

                       /X/ immediately upon filing pursuant to paragraph (b)

                       / / on (date) pursuant to paragraph (b)
                       / / 60 days after filing pursuant to paragraph (a)(1)
                       / / on (date) pursuant to paragraph (a)(1)
                       / / 75 days after filing pursuant to paragraph (a)(2)
                       / / on (date) pursuant to paragraph (a)(2) of Rule 485.

                       If appropriate, check the following box:
                       / / This post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment

       Title of Securities Being Registered................. Shares of common stock, $.001 par value per share

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--------------------------------------------------------------------------------

                                               PROSPECTUS    AUGUST 24, 2001


     FUND TYPE Money Market

     OBJECTIVE High current income consistent with the preservation of principal and liquidity

 Special Money
 Market Fund, Inc.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
3       Fees and Expenses

5       HOW THE FUND INVESTS
5       Investment Objective and Policies
6       Other Investments and Strategies
9       Investment Risks

10      HOW THE FUND IS MANAGED
10      Board of Directors
10      Manager
10      Investment Adviser
11      Distributor

12      FUND DISTRIBUTIONS AND TAX ISSUES
12      Distributions
12      Tax Issues

14      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND
14      How to Buy Shares
16      How to Sell Your Shares
19      How to Exchange Your Shares
20      Telephone Redemptions or Exchanges
21      Expedited Redemption Privilege

22      FINANCIAL HIGHLIGHTS
22      Class A Shares
23      Class B/C Shares
24      Class Z Shares

        FOR MORE INFORMATION (Back Cover)


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SPECIAL MONEY MARKET FUND, INC.               [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the SPECIAL MONEY MARKET FUND, INC.--MONEY MARKET SERIES, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective, we principally invest the Fund's assets in commercial paper, asset-backed securities, funding agreements, bank notes, bills, notes, puts and obligations issued by foreign banks, foreign companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT
RISK -- the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK -- the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.

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MONEY MARKET FUNDS
Money market funds--which hold high-quality short-term debt obligations-- provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

    The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.
    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."


EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for the last 10 years. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual returns and yield compare with a group of similar funds. Past performance is not necessarily an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.


ANNUAL RETURNS(1) (CLASS B/C SHARES) (AS OF 12/31/00)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991                                        5.81%
1992                                        3.36%
1993                                        2.84%
1994                                        3.80%
1995                                        5.57%
1996                                        4.94%
1997                                        5.09%
1998                                        5.07%
1999                                        4.74%
2000                                        5.90%
BEST QUARTER: 1.70% (1st quarter of 1991)
WORST QUARTER: 0.64% (2nd quarter of 1993)

(1) THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES.
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2  SPECIAL MONEY MARKET FUND, INC.               [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

  AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/00)


                                1 YR   5 YR   10 YR     SINCE INCEPTION
  Class B/C Shares(1)           5.90%  5.15%  4.71%  5.01% (since 1-22-90)
  Lipper Average(2)             5.70%  5.00%  4.62%  N/A


  7-DAY YIELD(1) (AS OF 12/31/00)

  Class B/C Shares                   6.02%
  iMoneyNet MFR Average(3)           5.89%

1 The Fund's returns and yield are after deduction of expenses. The Fund's Class A shares and Class Z shares are new. Therefore, no return or yield information is available for Class A shares or Class Z shares.
2 The Lipper Funds average is based upon the average return of all mutual funds in the Lipper U.S. Taxable Money Market Funds category.
3 iMoneyNet, Inc. Money Fund Report Average-TM- (iMoneyNet MFR Average) is based upon the average yield of all mutual funds in the iMoneyNet MFR. All Taxable Money Market Fund category iMoneyNet, Inc. was formerly known as IBC Financial Data, Inc.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy shares of the Fund.


  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)


                                     CLASS A  CLASS B/C  CLASS Z
  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering price)       None       None     None
  Maximum deferred sales charge
   (load)
   (as a percentage of the lower of
   original purchase price or sale
   proceeds)                           None       5%(1)    None
  Maximum sales charge (load)
   imposed on reinvested dividends
   and other distributions             None       None     None
  Redemption fee                       None       None     None
  Exchange fee                         None       None     None



1 Shares of the Fund are sold without any sales charge. Shareholders who exchange into the Fund, however, may be subject to a Contingent Deferred Sales Charge (CDSC) imposed by the original fund upon their redemption of Fund shares depending on the date of purchase of shares of the original fund and the class of shares purchased. See "How to Buy, Sell and Exchange Shares of the Fund--How to Sell Your Shares." The CDSC is based on the period that shares of the original fund were held, calculated without regard to the period during which shares of the Fund are held. Investors should refer to the prospectus of the original fund for a description of the applicable CDSC.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                     CLASS A  CLASS B/C  CLASS Z
  Management fees                      .50%       .50%     .50%
  + Distribution and service
   (12b-1) fees                       .125%       None     None
  + Other expenses                     .20%       .20%     .20%
  = TOTAL ANNUAL FUND OPERATING
   EXPENSES                           .825%       .70%     .70%


EXAMPLE(1)
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $84   $263   $458  $1,019
  Class B/C shares(1)           $572   $525   $491    $874
  Class Z shares                 $72   $225   $391    $874


    Class B/C shareholders would pay the following expenses on the same investment if they did not sell their shares:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class B/C shares(1)            $72   $225   $391    $874



1 Shareholders who exchange Class B or Class C shares of an original fund into the Fund are generally subject to a CDSC imposed by the original fund upon their redemption of Fund shares depending on the date of purchase of shares of the original fund. The example takes into account the deferred sales load generally applicable to Class B shares of an original fund. For further information, see "How to Buy, Sell and Exchange Shares of the Fund--How to Sell Your Shares."

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4  SPECIAL MONEY MARKET FUND, INC.               [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.
    The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of
$1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act). As such, we will not acquire any security with an effective remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of
Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs), or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer. There is no limitation as to the amount of assets we can invest in the securities of foreign issuers.
    COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid as promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation would otherwise be due. This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.
    Any of the money market instruments that the Fund may purchase may be accompanied by the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.

    For more information about this Fund and its investments, see "How the Fund Invests--Investment Risks" and the Statement of Additional Information, "Descriptions of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover of this prospectus.

    The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase returns or protect its assets, if market conditions warrant.
    The Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in
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6  SPECIAL MONEY MARKET FUND, INC.               [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

repurchase agreements and, subject to the issuance of an order by the Securities and Exchange Commission (SEC), jointly purchase money market instruments. The ability of the Fund to participate in these joint trading accounts will be conditioned upon requirements imposed by such order, which may be amended from time to time. Joint investment can allow the Fund to achieve better investment performance because of reduced transaction costs and greater investment leverage.
    The Fund may invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. government.
    Treasury debt obligations are sometimes "stripped" into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
    The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie
Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.
    The Fund may invest up to 10% of its total assets in shares of OTHER INVESTMENT COMPANIES. Such investments can result in the duplication of management and advisory fees.
    The Fund may also use REPURCHASE AGREEMENTS, pursuant to which a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.
    The Fund may use REVERSE REPURCHASE AGREEMENTS, pursuant to which we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.
    The Fund may purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.
    The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.
    The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 20% of the value of its total assets); LENDS ITS SECURITIES to others (the Fund may lend up to 10% of its total assets); and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.
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8  SPECIAL MONEY MARKET FUND, INC.               [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. For more information, see "Description of the Fund, its Investments and Risks" in the SAI.


  INVESTMENT TYPE

% OF FUND'S TOTAL ASSETS     RISKS                       POTENTIAL REWARDS
---------------------------------------------------------------------------------
  HIGH-QUALITY MONEY         --  Credit risk--the        --  A source of regular
  MARKET OBLIGATIONS             risk that default of        interest
                                 an issuer would             income
  UP TO 100%                     leave the Fund with     --  May be more secure
                                 unpaid interest or          than stock and other
                                 principal                   equity securities
                             --  Market risk--the            since companies must
                                 risk that bonds and         pay their debts
                                 other debt                  before they pay
                                 instruments may lose        dividends
                                 value because
                                 interest rates
                                 change or there is a
                                 lack of confidence
                                 in a group of
                                 borrowers or in an
                                 industry
---------------------------------------------------------------------------------
  MONEY MARKET               --  Foreign markets,        --  Investors may
  OBLIGATIONS OF                 economies and               realize higher
  FOREIGN ISSUERS                political systems           returns based upon
  (U.S. DOLLAR-                  may not be as stable        higher interest
  DENOMINATED)                   as those in the U.S.        rates paid on
                             --  Differences in              foreign investments
  UP TO 100%                     foreign laws,           --  Increased
                                 accounting                  diversification by
                                 standards, public           expanding the
                                 information and             allowable choices of
                                 custody and                 high-quality debt
                                 settlement practices        securities
---------------------------------------------------------------------------------
  ILLIQUID SECURITIES        --  May be difficult to     --  May offer a more
                                 value precisely             attractive yield
  UP TO 10% OF NET ASSETS    --  May be difficult to         than more widely
                                 sell at the time or         traded securities
                                 price desired
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW THE FUND IS MANAGED
-------------------------------------

BOARD OF DIRECTORS
The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077


    Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. PIFM is also responsible for supervising the Fund's Investment Adviser. For the fiscal year ended June 30, 2001, the Fund paid PIFM management fees of .50% of the Fund's average net assets.


    As of December 31, 2000, PIFM served as the manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately
$76 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) (formerly, The Prudential Investment Corporation), is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    PIM's Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.

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10  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW THE FUND IS MANAGED
------------------------------------------------

DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act with respect to Class A shares. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of Class A shares to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" table. Because these fees are paid from the Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Fund for distributing the Fund's Class B/C shares or Class Z shares.
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.
    The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.
    Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells its assets for a profit.
    For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How to Buy Shares" at Step 4: Additional Shareholder Services.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
-------------------------------------------------------------------
12  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------

    Fund distributions are generally taxable to you in the year they are received, except when we declare certain dividends in October, November or December of a calendar year and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 30.5% of your distributions. This back-up withholding rate will be reduced to 30% for the 2002 and 2003 calendar years and will be further reduced in stages to 28% for the 2006 and following tax years. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC (PMFS or Transfer Agent) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101


    You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Fund, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.
STEP 2: CHOOSE A SHARE CLASS
The Fund offers Class A, Class B/C and Class Z shares. Except as noted below, the minimum initial investment for Class A and Class B/C shares is $1,000 and the minimum subsequent investment is $100. There is no minimum initial or subsequent investment requirement for Class Z shares. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.
    Class B/C shares of the Fund may be purchased only:


     -- through the exchange of Class B and Class C shares of other mutual funds distributed by PIMS without the imposition of a contingent deferred sales charge (CDSC) at the time of the exchange;



     -- through the exchange of certain other money market funds distributed by PIMS that were acquired by an investor prior to January 22, 1990 in exchange for shares of a mutual fund subject to a CDSC (minimum initial investment of $1,000 with no minimum subsequent investment);



     -- directly by investors (minimum initial investment of $1,000,000 with no minimum subsequent investment); or

-------------------------------------------------------------------
14  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------


     -- by certain retirement and employee savings plans with the proceeds from the sale of shares of The Target Portfolio Trust (no minimum initial or subsequent investment).

    Class Z shares of the Fund may be purchased by investors through the exchange of Class Z shares of other mutual funds distributed by PIMS.

MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by the Fund's Manager or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with the Fund's Manager or an affiliate relating to:


     -- Mutual fund "wrap" or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or


     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.
    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients both Class A shares and Class Z shares in the Fund in connection with different pricing options for their programs. Investors should carefully consider any separate transaction and other fees charged by these programs in connection with investing in each available shares class before selecting a share class.

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1 at all
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------

times. Your broker may charge you a separate or additional fee for purchases of shares.

    We determine the NAV of our shares once each business day at 4:30 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. We do not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not affect the NAV.


STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check, by wire or by electronic deposit to your bank account) at any time, subject to certain restrictions.
-------------------------------------------------------------------
16  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------


    When you sell shares of the Fund--also known as redeeming shares--the price you will receive will generally be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If you acquired Class B/C shares of the Fund through the exchange of shares of another mutual fund distributed by PIMS, however, the proceeds from the sale of Class B/C shares of the Fund will be reduced by the amount of any applicable Contingent Deferred Sales Charge (CDSC) imposed by the other mutual fund. For more information, see "Contingent Deferred Sales Charge (CDSC)" below. If your broker holds your shares, your broker must receive your order to sell by 4:30 p.m. New York time to process the sale on that day. Otherwise contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay payment of your proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission, this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares--Sale of Shares."


    If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible financial institution" if:



     --    you are selling more than $100,000 of shares,

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------


     -- you want the redemption proceeds made payable to someone that is not in our records,



     -- you want the redemption proceeds sent to some place that is not in our records, or



     --    you are a business or a trust.


    An "elegible financial institution" includes any bank, broker-dealer, or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

    In addition, we may withhold wiring redemption proceeds if the Fund's Investment Adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Class A and Class Z shares of the Fund may be sold without any sales charge. If you own Class B/C shares and you exchanged into the Fund from another mutual fund distributed by PIMS, however, you will be subject to any applicable CDSC imposed by the original fund when you sell your Class B/C shares of the Fund. The amount of the CDSC imposed on your sale of Class B/C shares of the Fund will depend on the date you purchased the shares of the original fund, without regard to the time the Class B/C shares were held in the Fund. You should read the prospectus of the original fund for a description of the applicable CDSC.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC, if applicable) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This

-------------------------------------------------------------------
18  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------


involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.


90-DAY REPURCHASE PRIVILEGE

After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase and Redemption of Fund Shares--Sale of Shares."


HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Fund for shares of the same class in the same family of funds distributed by PIMS as long as you satisfy the minimum investment requirements of such other mutual funds. For example, you can exchange Class A shares of the Fund for Class A shares of another mutual fund, but you can't exchange Class A shares of the Fund for Class B, Class C or
Class Z shares of another Mutual Fund.
    When you exchange Class A shares of the Fund for Class A shares of any other mutual fund, you will be subject to any sales charge that may be imposed by such other mutual fund. The sales charge is imposed at the time of your exchange.
    If you qualify to purchase Class Z shares, any Class A shares that you own will be automatically exchanged for Class Z shares on a quarterly basis. Eligibility for this special exchange privilege is determined on the business day prior to the date of the exchange.
    If you participate in any fee-based program where the Fund is an available investment option, your Class A shares, if any, will be automatically exchanged for Class Z shares when you elect to participate in the fee-based program. When you no longer participate in the program, all of your Class Z shares, including shares purchased while you were in the program, will be automatically exchanged for Class A shares.
    You can exchange Class B and Class C shares of another mutual fund distributed by PIMS for Class B/C shares of the Fund without imposition of a CDSC. If you sell your Class B/C shares of the Fund or re-exchange them for Class B or Class C shares of the original fund or another mutual fund
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------

within the same family of funds, your shares will be subject to any applicable CDSC upon the sale or any redemption after the re-exchange without regard to the time the Class B/C shares were held in the Fund. You can only exchange
Class B/C shares of the Fund into Class B or Class C shares of another mutual fund if you meet the minimum investment requirements of such other mutual fund. Class B/C shares of the Fund may not be exchanged for Class A or Class Z shares of any other fund.
    If you hold shares through a broker, you must exchange your shares through your broker. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101

FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


TELEPHONE REDEMPTIONS OR EXCHANGES


You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:15 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV.

-------------------------------------------------------------------
20  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------

    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:15 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights will help you evaluate the Fund's financial performance for the past 5 years, or for the period since inception. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period.


    A copy of the Fund's annual report is available upon request, at no charge, as described on the back cover of this prospectus.



CLASS A SHARES


The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants. Their report was unqualified.



 CLASS A SHARES (FISCAL YEARS ENDED 6-30)



PER SHARE OPERATING PERFORMANCE         2001(2)
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                     $1.00
 Net investment income and net
  realized gains                              .018
 Dividends and distributions                 (.018)
 NET ASSET VALUE, END OF PERIOD              $1.00
 TOTAL RETURN(1)                             1.90%
--------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001
 NET ASSETS, END OF PERIOD (000)            $1,681
 AVERAGE NET ASSETS (000)                     $276
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fee                                         .83%(3)
 Expenses, excluding distribution
  fee                                         .70%(3)
 Net investment income                       4.23%(3)
 Expenses
--------------------------------------------------



1 TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR THE PERIOD OF LESS THAN A FULL YEAR ARE NOT ANNUALIZED.
2    COMMENCEMENT OF OFFERING OF CLASS A SHARES, JANUARY 26, 2001.
3    ANNUALIZED.

-------------------------------------------------------------------
22  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------


CLASS B/C SHARES


The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants. Their report was unqualified.


 CLASS B/C SHARES (FISCAL YEARS ENDED 6-30)


PER SHARE OPERATING PERFORMANCE          2001           2000           1999           1998           1997
 NET ASSET VALUE, BEGINNING OF YEAR          $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income and net
  realized gains                              .054           .052           .047           .050           .049
 Dividends and distributions                 (.054)         (.052)         (.047)         (.050)         (.049)
 NET ASSET VALUE, END OF YEAR                $1.00          $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(1)                             5.63%          5.32%          4.80%          5.11%          4.96%
--------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001           2000           1999           1998           1997
 NET ASSETS, END OF YEAR (000)            $263,196       $229,247       $320,524       $214,480       $261,856
 AVERAGE NET ASSETS (000)                 $252,744       $308,237       $330,135       $239,047       $298,821
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fee                                         .70%           .68%           .65%           .75%           .71%
 Expenses, excluding distribution
  fee                                         .70%           .68%           .65%           .75%           .71%
 Net investment income                       5.36%          5.17%          4.71%          5.05%          4.86%
--------------------------------------------------------------------------------------------------------------



1 TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------


CLASS Z SHARES


The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants. Their report was unqualified.



 CLASS Z SHARES (FISCAL YEARS ENDED 6-30)



PER SHARE OPERATING PERFORMANCE         2001(2)
 NET ASSET VALUE, BEGINNING OF YEAR          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income and net
  realized gains                              .001
 Dividends and distributions                 (.001)
 NET ASSET VALUE, END OF PERIOD              $1.00
 TOTAL RETURN(1)                             0.08%
--------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2001
 NET ASSETS, END OF YEAR                       $50(4)
 AVERAGE NET ASSETS                            $50(4)
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  fee                                         .70%(3)
 Expenses, excluding distribution
  fee                                         .70%(3)
 Net investment income                       2.43%(4)
--------------------------------------------------



1 TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS OF LESS THAN A FULL YEAR ARE NOT ANNUALIZED.
2    COMMENCEMENT OF OFFERING OF CLASS Z SHARES, JANUARY 26, 2001.
3 RATIOS PRESENTED ABOVE HAVE BEEN ANNUALIZED FROM THE DATE OF THE FIRST SUBSCRIPTION WHICH OCCURRED ON JUNE 7, 2001.
4    FIGURE IS ACTUAL AND NOT ROUNDED TO NEAREST THOUSAND.

-------------------------------------------------------------------
24  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact
PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT
SERVICES LLC
P.O. BOX 8310
PHILADELPHIA, PA 19101
(800) 778-8769

Visit our websites at

www.prudential.com
www.strategicpartners.com

Additional information about the Fund can be obtained without charge and can be found in the following documents
STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
BY ELECTRONIC REQUEST
publicinfo@sec.gov
   (The SEC charges a fee to copy documents.)
IN PERSON
Public Reference Room in Washington, DC
 (For hours of operation, call
 1-202-942-8090)

VIA THE INTERNET
on the EDGAR Database at
www.sec.gov


CUSIP Numbers              NASDAQ Symbols

Class A Shares--84741P102      --

Class B/C Shares--84741P201      PBSXX

Class Z Shares--84741P300      --

Investment Company Act File No 811-5951

 MF141A
[RECYCLED LOGO]
 Printed on Recycled Paper

                        SPECIAL MONEY MARKET FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED AUGUST 24, 2001



    Special Money Market Fund, Inc. (the Fund) is an open-end, diversified, management investment company which is currently comprised of one series, the Money Market Series (the Series or the Fund). The investment objective of the Fund is high current income consistent with the preservation of principal and liquidity. The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments maturing in thirteen months or less. There can be no assurance that the Fund's investment objective will be achieved. See "Description of the Fund, its Investments and Risks" in this Statement of Additional Information.


    The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and its telephone number is (800) 225-1852.


    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated August 24, 2001, a copy of which may be obtained from the Fund upon request.



    The Fund's financial statements for the fiscal year ended June 30, 2001 are incorporated into this Statement of Additional Information by reference to the Fund's 2001 annual report to shareholders (File No. 811-05951). You may obtain a copy of the Fund's annual report at no charge by request to the Fund at the address or telephone number noted above.


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
Fund History................................................  B-2
Description of the Fund, its Investments and Risks..........  B-2
Investment Restrictions.....................................  B-5
Management of the Fund......................................  B-7
Control Persons and Principal Holders of Securities.........  B-9
Investment Advisory and Other Services......................  B-10
Brokerage Allocation and Other Practices....................  B-13
Capital Stock and Organization..............................  B-14
Purchase, Redemption and Pricing of Fund Shares.............  B-14
Net Asset Value.............................................  B-17
Taxes, Dividends and Distributions..........................  B-17
Calculation of Yield........................................  B-19
Financial Statements........................................  B-20
Appendix I-Description of Security Ratings..................  I-1


--------------------------------------------------------------------------------

MF141B

                                  FUND HISTORY

    The Fund was organized as a corporation under the laws of Maryland on October 20, 1989. Effective January 26, 2001, the Fund's name was changed from Prudential Special Money Market Fund, Inc. to Special Money Market Fund, Inc.

               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

    (a) CLASSIFICATION. The Fund is an open-end diversified management investment company.

    (b) INVESTMENT STRATEGIES AND RISKS.

    The Fund's investment objective is high current income consistent with the preservation of principal and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in the Fund's Prospectus, the Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. The Fund may not be successful in achieving its objective and you can lose money.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES

    The Fund may invest in U.S. Treasury obligations including bills, notes, bonds and other debt obligations issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. The Fund will also invest in obligations which are guaranteed by federal agencies or instrumentalities and which may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Instruments in which the Fund may invest which are not backed by the full faith and credit of the United States include obligations issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which under certain conditions has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. The Fund's investment in mortgage-backed securities (E.G., GNMA, FNMA and FHLMC certificates) will be made only to the extent such securities are used as collateral for repurchase agreements entered into by the Fund.

FLOATING RATE AND VARIABLE RATE SECURITIES

    The Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide a rate that is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

DEMAND FEATURES AND GUARANTEES

    The Fund may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to effectively SHORTEN THE MATURITY of the underlying instrument. Second, the demand feature, if unconditional, can be used to EVALUATE THE CREDIT QUALITY of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

    A GUARANTEE is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

    The Fund can invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act of 1940, as amended (the Investment Company Act) provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued or supported by second tier demand features or guarantees that are issued by the same entity.

LIQUIDITY PUTS

    The Fund may purchase money market instruments together with the right to resell the instruments at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price which the Fund pays for instruments with a put may be higher than the price which otherwise would be paid for the instruments. Consistent with the Fund's investment objective and applicable rules issued by the Securities and Exchange Commission and subject to the supervision of the Board of Directors, the purpose of this practice is to permit the Fund to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund may choose to exercise puts during periods in which proceeds from sales of its shares and from recent sales of portfolio securities are insufficient to meet redemption requests or when the funds available are otherwise allocated for investment. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the investment adviser considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

    The Fund values instruments which are subject to puts at amortized cost; no value is assigned to the put. The cost of the put, if any, is carried as an unrealized loss from the time of purchase until it is exercised or expires.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans of the Fund do not exceed in the aggregate 10% of the value of its respective total assets, and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral (which may include a secured letter of credit) that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the cash collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the securities which are the subject of the loan occurs, such loans will be called so that the securities may be voted by the Fund.

    A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

    The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES


    The Fund may not hold more than 10% of its net assets in illiquid securities. If the Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable (either within or outside of the United States).


    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement securities or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.


    Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Directors. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to a demand right are deemed to have a maturity equal to the notice period.

SECURITIES OF OTHER INVESTMENT COMPANIES


    The Fund may invest up to 10% of its total assets in securities of other money market funds. However, pursuant to an SEC exemptive order, the Fund may invest up to 25% of its total assets in an affiliated money market fund. To the extent that the Fund invests in securities of other registered investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.


BORROWING

    The Fund may borrow from banks (including through entering into reverse repurchase agreements) up to and including 20% of the value of its total assets taken at cost for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to and including 20% of its total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.

REPURCHASE AGREEMENTS


    The Fund may purchase securities and concurrently enter into repurchase agreements, pursuant to which the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized by U.S. government obligations in an amount at least equal to the resale price. Such collateral will be held by State Street Bank & Trust Company, the Fund's Custodian, either directly or through a sub-custodian, either physically or in a book-entry account.



    The Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's investment adviser. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of the Fund is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.



    The Fund intends to participate in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission (SEC or the Commission). On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization on the collateral by the Fund may be delayed or limited.


REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use reverse repurchase agreements when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Fund's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments. Although the Fund can invest up to 15% of its assets in reverse repurchase agreements, it does not intend to enter into reverse repurchase agreements during the coming year.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    The Fund may purchase securities on a "when-issued" or "delayed delivery basis". When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund will limit such purchases to those for which the date of delivery and payment falls within 90 days of the date of the commitment. The Fund will make commitments to purchase such when-issued securities only with the intention of actually acquiring the securities. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. If the Fund chooses to dispose of the when-issued security prior to its reciept of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


SEGREGATED ASSETS



    The Fund segregates with its Custodian, State Street Bank and Trust Company, cash, U.S. government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include when-issued and delayed delivery securities, futures contracts, written options and options on futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market daily.


                            INVESTMENT RESTRICTIONS

    The Fund's investment objective and the following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such matters shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of such matters, as provided above.

    The Fund may not:

    1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions).

    2. Make short sales of securities or maintain a short position.

    3. Issue senior securities, borrow money or pledge its assets, except insofar as the Fund may be deemed to have issued a senior security by reason of entering into a reverse repurchase agreement and except that the Fund may borrow up to 20% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of the value of its total assets to secure such borrowings or reverse repurchase agreements. For purposes of this restriction, the purchase or sale of securities on a "when-issued" or delayed delivery basis and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be the issuance of a senior security and such arrangements are not deemed to be a pledge of assets.

    4. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell mortgage-backed securities, securities collateralized by mortgages, securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

    5. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

    6. Make investments for the purpose of exercising control or management.

    7. Invest in interests in oil, gas or other mineral exploration or development programs.

    8. Make loans to others, except through the purchase of debt obligations, repurchase agreements and loans of portfolio securities limited to 10% of the value of the Fund's total assets.

    9. Purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by the Fund by restriction number 13 (below).

    10. Buy or sell commodities or commodity contracts (including futures contracts and options thereon).

    11. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer.

    12. Purchase any securities (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks (including U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks, provided the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason).

    13. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowing, as required by applicable law.

                             MANAGEMENT OF THE FUND

(a) DIRECTORS

    The Fund has Directors who, in addition to overseeing the actions of the Fund's Manager, Subadviser, and Distributor, decide upon matters of general policy.

    The Directors also review the actions of the officers of the Fund, who conduct and supervise the daily business operations of the Fund.

(b) MANAGEMENT INFORMATION--DIRECTORS AND OFFICERS


                                                                         PRINCIPAL OCCUPATIONS
                                      POSITION WITH                    AND OTHER AFFILIATIONS FOR
NAME, ADDRESS AND AGE (1)               THE FUND                          THE LAST FIVE YEARS
-------------------------             -------------                    --------------------------
Delayne Dedrick Gold (63)               Director          Marketing Consultant.
*Robert F. Gunia (54)               Director and Vice     Executive Vice President and Chief Administrative
                                        President          Officer (since June 1999) of Prudential
                                                           Investments; Corporate Vice President (since
                                                           September 1997) of the Prudential Insurance Company
                                                           of America (Prudential); Executive Vice President
                                                           and Treasurer (since December 1996) of Prudential
                                                           Investments Fund Management LLC (PIFM); President
                                                           (since April 1999) of Prudential Investment
                                                           Management Services LLC (PIMS); formerly Senior
                                                           Vice President (March 1987-May 1999) of Prudential
                                                           Securities Incorporated (Prudential Securities);
                                                           formerly Chief Administrative Officer (July
                                                           1989-September 1996), Director (January
                                                           1989-September 1996), and Executive Vice President,
                                                           Treasurer and Chief Financial Officer (June
                                                           1987-September 1996) of Prudential Mutual Fund
                                                           Management Inc. (PMF).
Robert E. LaBlanc (67)                  Director          President (since 1981) of Robert E. LaBlanc
                                                           Associates, Inc. (telecommunications); formerly
                                                           General Partner at Salomon Brothers; and
                                                           Vice-Chairman of Continental Telecom; Director of
                                                           Storage Technology Corporation (since 1979), Titan
                                                           Corporation (electronics, since 1995), Salient 3
                                                           Communications, Inc., Chartered Semiconductor
                                                           Manufacturing Ltd. (Singapore) (since 1998) and
                                                           Tribune Company (since 1981); and Trustee of
                                                           Manhattan College.
*David R. Odenath, Jr. (44)      Director and President   President (since 1999) of Prudential Investments;
                                                           Officer in Charge, President, Chief Executive
                                                           Officer and Chief Operating Officer (since June
                                                           1999) of PIFM; Senior Vice President (since June
                                                           1999) of Prudential; formerly Senior Vice President
                                                           (August 1993-May 1999) of PaineWebber Group, Inc.
*Judy A. Rice (53)                  Director and Vice     Executive Vice President (since 1999) of Prudential
                                        President          Investments; Executive Vice President (since 1999)
                                                           of PIFM; formerly various positions to Senior Vice
                                                           President (1992-1999) of Prudential Securities; and
                                                           various positions to Managing Director (1975-1992)
                                                           of Shearson Lehman Advisors; Governor of the Money
                                                           Management Institute and member of the Prudential
                                                           Securities Operating Council and the National
                                                           Association for Variable Annuities.

                                                                         PRINCIPAL OCCUPATIONS
                                      POSITION WITH                    AND OTHER AFFILIATIONS FOR
NAME, ADDRESS AND AGE (1)               THE FUND                          THE LAST FIVE YEARS
-------------------------             -------------                    --------------------------
Robin B. Smith (61)                     Director          Chairman and Chief Executive Officer (since
                                                           August 1996) of Publishers Clearing House; formerly
                                                           President and Chief Executive Officer
                                                           (January 1988-August 1996) and President and Chief
                                                           Operating Officer (September 1981-December 1988)
                                                           of Publishers Clearing House; Director of BellSouth
                                                           Corporation (since 1994), Texaco Inc. (since 1992),
                                                           Springs Industries Inc. (home furnishings/specialty
                                                           fabrics) (since 1993), and Kmart Corporation (since
                                                           1996).
Stephen Stoneburn (58)                  Director          President and Chief Executive Officer (since
                                                           June 1996) of Quadrant Media Corp. (a publishing
                                                           company); formerly President
                                                           (June 1995-June 1996) of Argus Integrated
                                                           Media, Inc.; Senior Vice President and Managing
                                                           Director (January 1993-1995) of Cowles Business
                                                           Media and Senior Vice President of Fairchild
                                                           Publications, Inc. (1975-1989).
Nancy H. Teeters (71)                   Director          Economist; formerly Director of Inland Steel
                                                           Industries (July 1984-1999); formerly, Vice
                                                           President and Chief Economist of International
                                                           Business Machines Corporation; formerly, Governor
                                                           of Federal Reserve System (1978-1984).
Clay T. Whitehead (62)                  Director          President (since May 1983) of National Exchange Inc.
P.O. Box 8090                                              (new business development firm).
McLean, VA 22106-8090
William V. Healey (48)             Assistant Secretary    Vice President and Associate General Counsel (since
                                                           1998) of Prudential; Executive Vice President,
                                                           Secretary and Chief Legal Officer (since February
                                                           1999) of Prudential Investments Fund Management
                                                           LLC; Senior Vice President, Chief Legal Officer and
                                                           Secretary (since December 1998) of Prudential
                                                           Investment Management Services LLC; Executive Vice
                                                           President, Chief Legal Officer and Secretary (since
                                                           February 1999) of Prudential Mutual Fund Services
                                                           LLC; Director (since June 1999) of ICI Mutual
                                                           Insurance Company; prior to August 1998, Associate
                                                           General Counsel of the Dreyfus Corporation
                                                           (Dreyfus), a subsidiary of Mellon Bank, N.A.
                                                           (Mellon Bank), and an officer and/or director of
                                                           various affiliates of Mellon Bank and Dreyfus.
Jonathan D. Shain (43)                  Secretary         Vice President and Corporate Counsel (since August
                                                           1998) of Prudential; formerly Attorney with Fleet
                                                           Bank, N.A. (January 1997-July 1998) and Associate
                                                           Counsel (August 1994-January 1997) of New York Life
                                                           Insurance Company.
Grace C. Torres (42)             Treasurer and Principal  Senior Vice President (since January 2000) of PIFM;
                                      Financial and        formerly First Vice President (December
                                    Accounting Officer     1996-January 2000) of PIFM and First Vice President
                                                           (March 1993-1999) of Prudential Securities.


------------

(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


 *  "Interested" Director of the Fund, as defined in the Investment Company Act.


    Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by PIMS.

    The Directors have adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

    Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.


    The Fund pays each of its Directors who is not an affiliated person of PIFM annual compensation in addition to certain out-of-pocket expenses. Directors who serve on Fund committees may receive additional compensation. The amount of annual compensation paid to each Director may change as a result of the introduction of additional funds on which boards the Director may be asked to serve.


    Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order at the daily rate of return of the Fund (the Fund Rate). The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.


    The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with the Manager for the fiscal year ended June 30, 2001 and the aggregate compensation paid to such Directors for service on the Fund's Board and that of all other funds managed by PIFM (the Fund Complex) for the calendar year ended December 31, 2000.


                               COMPENSATION TABLE


                                                                               APPROXIMATE
                                                                              COMPENSATION
                                                                                FROM FUND
                                                               AGGREGATE        AND FUND
                                                              COMPENSATION    COMPLEX PAID
                     NAME AND POSITION                         FROM FUND     TO DIRECTORS(2)
------------------------------------------------------------  ------------   ---------------
Delayne D. Gold--Director...................................     $1,450         $173,000( 38/58)*
Robert F. Gunia(1)--Director................................     --              --
Robert E. LaBlanc--Director.................................     $1,450         $110,000( 22/41)*
David R. Odenath, Jr.(1)--Director..........................     --              --
Judy A. Rice(1)--Director...................................     --              --
Robin B. Smith(2)--Director.................................     $1,513         $114,000( 27/35)*
Stephen Stoneburn--Director.................................     $1,450         $110,000( 22/41)*
Nancy H. Teeters--Director..................................     $1,600         $118,000( 25/40)*
Clay T. Whitehead--Director.................................     $1,450         $173,000( 35/59)*


------------
 * Indicates number of funds/portfolios in the Fund Complex (including the Fund) to which aggregate compensation relates.

(1) Directors who are "interested" do not receive compensation from the Fund Complex (including the Fund).


(2) Although the last column shows the total amount paid to Directors from the Fund Complex during the calendar year ended December 31, 2000, such compensation was deferred at the election of Directors under the Funds' deferred compensation plans. Including accrued interest and the selected Prudential Funds rate of return, total deferred compensation amounted to $106,992 for Director Robin B. Smith.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of August 17, 2001, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding shares of common stock of the Fund and there were beneficial owners of greater than 5% of the outstanding shares of the Fund as listed below.



NAME                                                            ADDRESS           CLASS      NO. SHARES/%
----                                                            -------          --------   ---------------
Jeff Filmore............................................  87 Lothrop St.                A    1,500,276/85.6%
                                                          Beverly, MA 01915

NAME                                                            ADDRESS           CLASS      NO. SHARES/%
----                                                            -------          --------   ---------------
Salomon Smith Barney....................................  333 West 34th Street        B/C   30,465,319/16.3
                                                          3rd Floor
                                                          New York, NY 10001

Prudential Mutual Funds.................................  PO Box 8308                   Z            50/100%
Audit Account                                             Philadelphia, PA
                                                          19101



    As of August 17, 2001, Prudential Securities was the record holder for other beneficial owners of more than 5% of the following shares of the outstanding common stock of the Fund:



CLASS                                                           NO. SHARES/%
-----                                                         ----------------
A...........................................................    1,753,425/99.9

B/C.........................................................  119,386,383/64.0%



    In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to beneficial owners for which it is the record holder.


                     INVESTMENT ADVISORY AND OTHER SERVICES


MANAGER AND INVESTMENT ADVISER



    The manager of the Fund is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential mutual funds. See "How the Fund is Managed--Manager" in the Prospectus. As of December 31, 2000, PIFM served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $76 billion.



    PIFM is a wholly-owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PIFM, serves as the transfer agent and dividend distribution agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.



    Pursuant to a Management Agreement with the Fund (the Management Agreement), PIFM, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Fund. PIFM has hired Prudential Investment Management, Inc. (PIM, the Investment Advisor or the Subadvisor), to provide subadvisory services to the Fund. PIFM also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street, the fund's custodian (the Custodian), and PMFS. The management services of PIFM for the Fund are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.


    For its services, PIFM receives, pursuant to the Management Agreement, fees at an annual rate of .50 of 1% of the average daily net assets of the Fund. The fees are computed daily and payable monthly. In the event the expenses of the Fund (including the fees of the Manager but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdictions in which shares of the Fund are then qualified for offer and sale, the Manager will reduce its fee by the amount of such excess, or, if such reduction exceeds the compensation payable to the Manager, the Manager will pay to the Fund the amount of such reduction which exceeds the amount of such compensation. Any such reductions or payments will be made monthly and are subject to readjustment during the year. Currently, the Fund believes that there are no such expense limitations.

    In connection with its management of the corporate affairs of the Fund, PIFM bears the following expenses:

    (a) the salaries and expenses of all of its and of the Fund's personnel, except the fees and expenses of Directors who are not affiliated persons of PIFM or the Fund's Investment Adviser;

    (b) all expenses incurred by PIFM or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

    Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fee payable to the Manager, (b) the fees and expenses of Directors who are not affiliated with PIFM or the Fund's Investment Adviser, (c) the fees and certain expenses of the Fund's Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of the Fund's legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) certain organizational expenses and the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, registering the Fund and qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports to shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

    The Management Agreement also provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days', nor less than 30 days', written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act. The Management Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party as defined in the Investment Company Act, on May 23, 2000, and by the Fund's shareholders on October 30, 1990.


    For the fiscal years ended June 30, 2001, 2000 and 1999, the Fund paid management fees of $1,264,309, $1,541,184 and $1,650,674, respectively.



    PIFM has entered into a Subadvisory Agreement with PIM. The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIM's performance of such services. PIM is compensated by PIFM for PIM's services in the amount of .250% of the Fund's daily net assets.


    The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Fund's portfolio. The credit unit reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. The credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Fund may invest.

    The Subadvisory Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party as defined in the Investment Company Act, on May 23, 2000, and by shareholders of the Fund on October 30, 1990.


    The Subadvisory Agreement provides that it will terminate in the event of its assignment as defined in the Investment Company Act or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PIFM, or PIM upon not less than 30 days' nor more than 60 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN


    Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund. PIFM and PI, which are affiliated persons of the Fund, are affiliates of PIMS.

    The Fund's Distribution Agreement with PIMS provides that it will terminate automatically if assigned and that it may be terminated, without payment of any penalty, by a majority of the Directors who are not parties to the Distribution Agreement or interested persons of any such parties and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto or by vote of a majority of the outstanding voting securities of the Fund or by the Distributor, on 60 days' written notice to the other party. The Distribution Agreement was last approved by the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreement, on May 23, 2000, and by the Fund's shareholders on October 30, 1990.

    Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION AND SERVICE PLAN

    Under the Fund's Distribution and Service Plan for the Class A shares (the
Plan) and the Distribution Agreement, the Fund pays the Distributor a distribution and service fee of up to 0.125% of the average daily net assets of the Class A shares of the Fund, computed daily and payable monthly. Under the Plan, the Fund is required to pay the distribution and service fee regardless of the expenses incurred by the Distributor.


    For the fiscal year ended June 30, 2001, the Distributor incurred expenses of $147, all of which was recovered through the distribution fees paid by the Fund. It is estimated that of the distribution fees received by the Distributor from the Fund for the fiscal year ended June 30, 2001, commission credits to Prudential Securities branch offices for payments of commissions to account executives amount to approximately 90% ($132); and overhead and other branch office distribution-related expenses amount to approximately 10% ($15).


    The Plan continues in effect from year to year, provided that each continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or in any agreement relating to the Plan (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without shareholder approval, and all material amendments must also be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

    Pursuant to the Plan, the Directors will be provided with, and will review at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.

    NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund's Class A shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on Class A shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to Class A shares rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of Class A shares, all sales charges on Class A shares would be suspended.

OTHER SERVICE PROVIDERS


    State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.


    Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, New Jersey 08853, serves as the transfer and dividend disbursing agent of the Fund. PMFS is an affiliate of PIFM. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to the Fund, PMFS receives an annual fee per shareholder account, a new account set up fee for each manually-established account and a monthly inactive zero balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. For the fiscal year ended June 30, 2001, fees of approximately $266,000 were incurred by the Fund for such services.



    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and in that capacity audits the Fund's annual financial statements.



CODE OF ETHICS


    The Board of Directors of the Fund has adopted a Code of Ethics, in addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate (including Prudential Securities), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company
Act), except in accordance with rules of the SEC. The Fund will not deal with the Distributor or its affiliates on a principal basis.

    In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Fund's, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

    Subject to the above considerations, Prudential Securities, as an affiliate of the Fund, may act as a securities broker (or futures commission merchant) for the Fund. In order for Prudential Securities to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested" persons (as defined in the Investment Company Act), has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.


    During the fiscal years ended June 30, 2001, 2000 and 1999, the Fund paid no brokerage commissions.



    The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the Investment Company Act) and their parents during their most recent fiscal year. As of June 30, 2001, the Fund held securities of Merrill Lynch & Co., Inc., Goldman Sachs Group, L.P. and Morgan Stanley in the aggregate amount of $12,257,930, $11,000,000 and $10,682,570 respectively.


                         CAPITAL STOCK AND ORGANIZATION

    The Fund was incorporated in Maryland on October 20, 1989. Effective January 26, 2001, the Fund's name changed from Prudential Special Money Market Fund, Inc. to Special Money Market Fund, Inc. The Fund is authorized to issue 2 billion shares of common stock of $.001 par value, of which 1 billion shares are authorized for the Money Market Series and divided into three classes, designated as Class A, Class B/C and Class Z common stock. The Board of Directors may increase or decrease the number of authorized shares without approval by shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Purchase and Redemption of Fund Shares--Sale of Shares--Involuntary Redemption." All shares of the Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

    The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.


                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES


PURCHASE OF SHARES

    The Fund reserves the right to reject any initial or subsequent purchase order (including an exchange) and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.

    Shares of the Fund may be purchased by investors through the Distributor, by brokers that have entered its agreements to sell Fund shares, or directly through Prudential Mutual Fund Services LLC (PMFS).

    Class B/C shares of the Fund are offered to holders of Class B and Class C shares of mutual funds distributed by PIMS as part of their exchange privilege with a minimum initial investment of $1,000 and a minimum subsequent investment of $100. As part of their exchange privilege, shares of the Fund are also offered to shareholders of certain money market funds distributed by PIMS who acquired their money market fund shares prior to January 22, 1990 from a mutual fund subject to a contingent deferred sales charge (CDSC), provided that a minimum initial investment of $1,000 is satisfied. Class B/C shares of the Fund may also be purchased directly by investors for cash with a minimum initial investment of $1,000,000 and no minimum on subsequent investments. Class B/C shares of the Fund may also be purchased by Individual Retirement Accounts, retirement plans for self-employed individuals and employee benefit plans (collectively, Plans) with the proceeds from any redemption of shares by such Plans from The Target Portfolio Trust. There is no minimum investment requirement for the purchase of Class B/C shares of the Fund by Plans.

    Application forms can be obtained from the Transfer Agent or the Distributor. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through a dealer will not receive stock certificates.

    The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares.

SALE OF SHARES


    You can redeem your shares at any time for cash at the net asset value ("NAV") next determined after the redemption request is received in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Transfer Agent, the Distributor or your broker. In certain cases, however, redemption proceeds from the sale of Class B/C shares will be reduced by the amount of any applicable CDSC imposed by the original fund. See "Contingent Deferred Sales Charge" below. If you are redeeming your shares through a broker, your broker must receive your sell order before the Fund computes its NAV for that day (that is, 4:30 p.m., New York time) in order to receive that day's NAV. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.


    In order to redeem shares, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the Transfer Agent, the Distributor, or your dealer in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of the Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, PA 19101, to the Distributor or to your dealer.

    Payment for shares presented for redemption will be made by check within seven days after receipt of the certificate and/or written request by the Transfer Agent, the Distributor or your broker, except as indicated below. If you hold shares through a dealer, payment for shares presented for redemption will be credited to your account, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays,
(b) when trading on such exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (b), (c) or (d) exist.

    Payment of redemption proceeds of recently purchased shares will be delayed until the Fund or its Transfer Agent has been advised that the purchase check has been honored, which may take up to 10 calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided if shares are purchased by wire or by certified or cashier's check.

    SIGNATURE GUARANTEE. If the proceeds of the redemption (a) exceed $100,000,
(b) are to be paid to a person other than the shareholder, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request or stock power must be signature guaranteed by an eligible guarantor institution. An eligible guarantor institution includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

    CHECK REDEMPTION. At your request, State Street Bank and Trust Company (State Street) will establish a personal checking account for you. Checks drawn on this account can be made payable to the order of any person in any amount greater than $500. When such check is presented to State Street for payment, State Street presents the check to the Fund as authority to redeem a sufficient number of shares of the Fund in your account to cover the amount of the check plus any applicable contingent deferred sales charges. If insufficient shares are in the account or if the purchase was made by check within 10 calendar days, the check will be returned marked "insufficient funds." Checks in an amount less than $500 will not be honored. Shares for which certificates have been issued cannot be redeemed by check. There is a service charge of $5.00 payable to PMFS to establish a checking account and order checks.


    EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter must be received by the Fund prior to 4:30 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. For more information, see "How to Buy, Sell and Exchange Shares of the Fund--Telephone Redemptions or Exchanges" in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact Prudential Mutual Fund Services LLC at (800) 225-1852.


    REDEMPTION IN KIND. If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "Sale of Shares" above. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

    INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other qualified or tax-deferred retirement plan or account, whose account has a NAV of less than $500 due to a redemption. The Fund will give any such shareholder 60 days' prior written notice in which to purchase or acquire sufficient additional shares to avoid such redemption. No CDSC will be imposed on any involuntary redemption.

    90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest back into your account any portion or all of the proceeds of such redemption in shares of the Fund at the net asset value next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with the redemption of Class B/C shares will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a PRO RATA basis.) You must notify the Transfer Agent, either directly or through the Distributor or your Dealer, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charge" below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.

    CONTINGENT DEFERRED SALES CHARGE. Shares of the Fund are sold without any sales charge. Shareholders who exchange from Class B or Class C shares of a mutual fund into Class B/C shares of the Fund, however, are generally subject to a CDSC imposed by the original fund upon their redemption of Class B/C shares of the Fund depending on the date of purchase of shares of the original fund and the class of shares purchased, without regard to the time Class B/C shares were held in the Fund.

    The following example is provided to assist an investor in understanding how a CDSC is applied upon the redemption of Class B/C shares. Shareholders are advised to read the prospectus of the original fund for a description of the applicable CDSC.

    For example, assume an investor purchased 100 Class B shares of a fund (the original fund) (subject to a contingent deferred sales charge declining from 5% to 1% over a period of six years) at $10 per share for a total cost of $1,000. Subsequently, the shareholder acquired 5 additional shares of the original fund through dividend reinvestment. During the second year after the original purchase, the investor exchanged into Class B/C shares of the Fund. Assuming at the time of the exchange, the net asset value of the original fund had appreciated to $12 per share, the value of the investor's shares would be $1260 (105 shares at $12 per share). Subsequently, the shareholder acquired 1 additional Class B/C share of the Fund through dividend reinvestment (1 share at $1.00 per share). In year three, the investor decided to redeem $500 of his or her investment. A CDSC would not be applied to the amount which represents appreciation and the value of the reinvested dividend shares ($261). Therefore, $239 of the redemption proceeds ($500 minus $261) would be charged at a rate of 4% (the applicable CDSC in the second year after purchase of the original fund, I.E., without regard to the time shares were held in the Fund) for a total contingent deferred sales charge of $9.56.

                                NET ASSET VALUE

    The Fund's net asset value per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.

    The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the Investment Adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the Commission. The remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

    The Fund computes its net asset value at 4:30 p.m. New York time, on each day the New York Stock Exchange (the Exchange) is open for trading. In the event the Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:30 p.m. New York time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

    The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.


    Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.



    Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. Capital gains on sales of securities held by a Fund for more than five years will be subject to a lower rate of taxation than the rate otherwise applicable to long-term capital gains. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.


    The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.


    It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Capital gains from the sale of shares held by a shareholder for more than five years will be subject to a lower rate of taxation than the rate otherwise applicable to long-term capital gains. Any such loss, however, although otherwise treated as short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Futhermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment, within 30 days of the disposition of the shares. In such cases, the basis of the shares acquired will be readjusted to reflect the disallowed loss. Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction for corporations under the Internal Revenue Code.


    Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known.

    If the Fund is liable for foreign income taxes, and if more than 50% of the value of the Fund's assets consists of securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund, but there can be no assurance that the Fund will be able to do so. If the Fund does elect to "pass through" the foreign taxes paid, shareholders will be required to (i) include in gross income (in addition to taxable dividends actually received) their PRO RATA share of the foreign income taxes paid by the Fund; and (ii) treat their PRO RATA share of foreign income taxes as paid by them. Shareholders will then be permitted either to deduct their PRO RATA share of foreign income taxes in computing their taxable income or to claim a foreign tax credit against U.S. income taxes. A tax exempt shareholder will ordinarily not benefit from this election. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign shareholders may not deduct or claim a credit for foreign tax unless the dividends paid to them by the Fund are effectively connected with a U.S. trade or business. Accordingly, a foreign shareholder may recognize additional taxable income as a result of the Fund's election to pass through the foreign taxes to shareholders.

    The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income" which includes, among other things, dividends, interest and certain foreign currency gains. Gain from the sale of a security will be treated as derived from sources within the United States, potentially reducing the amount allowable as a credit under the limitation.

    Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid by the Fund and (b) the portion of the dividend which represents income derived from foreign sources.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

    Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                              CALCULATION OF YIELD

    The Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    Effective yield = [(base period return+1)TO THE POWER OF 365/7]-1


    The yield and effective yield for Class A shares of the Fund based on the 7 days ended June 30, 2001 were 3.43% and 3.49%, respectively.



    The yield and effective yield for Class B/C shares of the Fund based on the 7 days ended June 30, 2001 were 3.56% and 3.62%, respectively.



    The yield and effective yield for Class Z shares of the Fund based on the 7 days ended June 30, 2001 were 2.09% and 2.11%, respectively.



    Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., iMoneyNet, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.


    The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in the Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

    ADVERTISING. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

    From time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.


                              FINANCIAL STATEMENTS



    The Fund's financial statements for the fiscal year ended June 30, 2001, incorporated into this SAI by reference to the Fund's 2001 annual report to shareholders (File No. 811-05951), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Fund's annual report at no charge by request to the Fund by calling
(800) 225-1852, or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

                  APPENDIX I--DESCRIPTION OF SECURITY RATINGS



MOODY'S INVESTORS SERVICE



DEBT RATINGS



    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.



    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



    Baa: Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



SHORT-TERM DEBT RATINGS



    Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.



    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:



    -Leading market positions in well-established industries.



    -High rates of return on funds employed.



    -Conservative capitalization structure with moderate reliance on debt and ample asset protection.



    -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.



    -Well-established access to a range of financial markets and assured sources of alternate liquidity.



    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD & POOR'S RATINGS GROUP



LONG-TERM ISSUE CREDIT RATINGS



    AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



    AA: An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



    BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet the financial commitment on the obligation.



    Plus (+) or Minus(-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



COMMERCIAL PAPER RATINGS



    A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



FITCH, INC.



INTERNATIONAL LONG-TERM CREDIT RATINGS



    AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



    AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



    A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.



    BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.



SHORT-TERM DEBT RATINGS



    F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.



    F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.



    Plus (+) or minus(-): Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to short-term ratings other than F1.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.

       (a). (i) Articles of Amendment and Restatement. Incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on August 26, 1997 (File No. 33-31603).

            (ii) Articles Supplementary dated January 26, 2001. Incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on January 25, 2001.


       (b). By-Laws of the Registrant, as Amended and Restated on November 18, 1999. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on October 10, 2000 (File No. 33-31603).

       (c). (i) Specimen stock certificate of the Registrant, $.001 par value per share. Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on August 26, 1997 (File No. 33-31603).
            (ii) Instruments defining rights of security holders. Incorporated by reference to Exhibit (c)(ii) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on October 10, 2000 (File No. 33-31603).

       (d). (i) Management Agreement between the Registrant (with respect to the Money Market Series) and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on August 26, 1997 (File No. 33-31603).
            (ii) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation with respect to the Money Market Series. Incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on August 26, 1997 (File No. 33-31603).
            (iii) Amendment dated January 1, 2000 to Subadvisory Agreement between Prudential Investments Fund Management LLC and the Prudential Investment Corporation. Incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on October 10, 2000 (File No. 33-31603).


       (e). (i) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC. Incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 11 filed via EDGAR on August 31, 1998 (File No. 33-31603).


            (ii) Form of Dealer Agreement. Incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 11 filed via EDGAR on August 31, 1998 (File No. 33-31603).


       (f). Not applicable.

       (g). (i) Custodian Agreement, dated January 12, 1990, between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on August 26, 1997 (File No. 33-31603).
            (ii) Amendment dated February 22, 1999 to Custodian Contract. Incorporated by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on October 10, 2000 (File No. 33-31603).

            (iii) Amendment dated July 17, 2001 to Custodian Contract.*


       (h). (i) Transfer Agency and Service Agreement, dated January 12, 1990, between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on August 26, 1997 (File No. 33-31603).
            (ii) Amendment dated August 24, 1999 to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC. Incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on October 10, 2000 (File No. 33-31603).

       (i). Opinion of counsel. Incorporated by reference to Exhibit No. 10 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on August 26, 1997 (File No. 33-31603).

       (j). Consent of Independent Accountants.*

       (k). Not applicable.

       (l). Not applicable.

       (m). Distribution and Service Plan of Registrant. Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on October 10, 2000 (File No. 33-31603).

       (n). Rule 18f-3 Plan. Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on October 10, 2000 (File No. 33-31603).

       (o). Reserved.


       (p). (i) Code of Ethics of the Registrant dated November 13, 2000.*



            (ii) Code of Ethics of Prudential Investment Corporation, Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC dated November 13, 2000.*



       (q). Power of Attorney.*

------------------------
*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VI of the Fund's Articles of Incorporation (Exhibit (a) to the Registration Statement) and Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement
(Exhibit (e)(iii) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit (d)(i) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(ii) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Articles of Incorporation, Management, Subadvisory and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

    Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment advisor, its principal underwriters or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h), advances will be limited in the following respect:

       (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including costs connected with preparation of a settlement);

       (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

       (3) Such promise must be secured by a surety bond or other suitable insurance; and

       (4) Such surety bond or other insurance must be paid for by the recipient of the advance.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    (a) Prudential Investments Fund Management LLC (PIFM)

    See "How the Fund is Managed--Manager" in the Prospectus constituting
Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Advisers" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

    The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

    The business and other connections of PIFM's directors and principal executive officers within the last two fiscal years are set forth below. The address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


NAME AND ADDRESS           POSITION WITH PIFM                PRINCIPAL OCCUPATIONS
----------------           ------------------                ---------------------
John L. Carter             Executive Vice President          Executive Vice President, PIFM

Catherine A. Brauer        Executive Vice President          Executive Vice President, PIFM

Robert F. Gunia            Executive Vice President and      Executive Vice President and Chief Administrative
                           Chief Administrative Officer       Officer, PIFM; Vice President, Prudential;
                                                              President, Prudential Investment Management
                                                              Services LLC (PIMS)

William V. Healey          Executive Vice President, Chief   Executive Vice President, Chief Legal Officer and
                           Legal Officer and Secretary        Secretary, PIFM; Vice President and Associate
                                                              General Counsel, Prudential; Senior Vice President,
                                                              Chief Legal Officer and Secretary, PIMS

Marc S. Levine             Executive Vice President          Executive Vice President, PIFM

David R. Odenath, Jr.      Officer-in-Charge, President,     Officer-in-Charge, President, Chief Executive
                           Chief Executive Officer and        Officer and Chief Operating Officer, PIFM; Senior
                           Chief Operating Officer            Vice President, The Prudential Insurance Company of
                                                              America (Prudential)

Judy A. Rice               Executive Vice President          Executive Vice President, PIFM

Ajay Sawhney               Executive Vice President          Executive Vice President, PIFM

Lynn M. Waldvogel          Executive Vice President          Executive Vice President, PIFM



    (b) Prudential Investment Management, Inc. (PIM)


    See "How the Fund is Managed--Investment Adviser" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Advisers" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

    The business and other connections of PIM's directors and executive officers within the last two fiscal years are as set forth below. The address of each person is Prudential Plaza, Newark, New Jersey 07102-4077.



NAME AND ADDRESS         POSITION WITH PIM            PRINCIPAL OCCUPATIONS
----------------         -----------------            ---------------------
John R. Strangfeld, Jr.  Chairman of the Board,       Chairman and Chief Executive Officer of Prudential
                         President and Chief           Securities Incorporated; President of Prudential
                         Executive Officer and         Global Asset Management Group of Prudential; Senior
                         Director                      Vice President of Prudential; Chairman of the Board,
                                                       President, Chief Executive Officer and Director, PIM

Bernard Winograd         Senior Vice President and    Chief Executive Officer, Prudential Real Estate
                         Director                      Investors; Senior Vice President and Director, PIM


ITEM 27. PRINCIPAL UNDERWRITER.

  (a)  Prudential Investment Management Services LLC (PIMS)


    PIMS is distributor for the following open-end management companies: Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Diversified Funds, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Money Mart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Special Money Market Fund, Inc., Prudential 20/20 Focus Fund, Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., The Prudential Investment Portfolios, Inc., Strategic Partners Series, Target Funds and The Target Portfolio Trust.


  (b) Information concerning the Directors and officers of PIMS is set forth below:


                                                                                          POSITIONS AND
                                              POSITIONS AND OFFICES                       OFFICES WITH
    NAME(1)                                      WITH UNDERWRITER                          REGISTRANT
    -------                                   ---------------------                       -------------
    Stuart A. Abrams.......  Senior Vice President and Chief Compliance Officer        None
    213 Washington St.
    Newark, NJ 07102
    Margaret Deverell......  Vice President and Chief Financial Officer                None
    213 Washington St.
    Newark, NJ 07102
    Robert F. Gunia........  President                                                 Vice President
                                                                                       and Director
    William V. Healey......  Senior Vice President, Secretary and Chief Legal Officer  Assistant Secretary
    Bernard B. Winograd....  Executive Vice President                                  None


------------

        (1) The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise indicated.


  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.


  All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, Prudential Investment Management, Inc., Prudential Plaza, 751 Broad Street, Newark, New Jersey, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey, 08853. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and 31a-1(d)
and (f) will be kept at Gateway Center Three, and the remaining accounts, books and other documents required by such other pertinent provisions of
Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 29. MANAGEMENT SERVICES.

  Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS.

  None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 24th day of August, 2001.



                       SPECIAL MONEY MARKET FUND, INC.



                       By:  * David R. Odenath
                       -----------------------------------------------
                       DAVID R. ODENATH, PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURE                    TITLE                                DATE
                  ---------                    -----                                ----
* Delayne D. Gold                              Director                         August 24, 2001
------------------------------------
DELAYNE D. GOLD

* Robert F. Gunia                              Director and Vice President      August 24, 2001
------------------------------------
ROBERT F. GUNIA

* Robert E. LaBlanc                            Director                         August 24, 2001
------------------------------------
ROBERT E. LABLANC

* David R. Odenath, Jr.                        Director and President           August 24, 2001
------------------------------------
DAVID R. ODENATH, JR.

* Judy A. Rice                                 Director and Vice President      August 24, 2001
------------------------------------
JUDY A. RICE

* Robin B. Smith                               Director                         August 24, 2001
------------------------------------
ROBIN B. SMITH

* Stephen D. Stoneburn                         Director                         August 24, 2001
------------------------------------
STEPHEN D. STONEBURN

* Nancy H. Teeters                             Director                         August 24, 2001
------------------------------------
NANCY H. TEETERS

* Clay T. Whitehead                            Director                         August 24, 2001
------------------------------------
CLAY T. WHITEHEAD

* Grace C. Torres                              Treasurer and Principal          August 24, 2001
------------------------------------           Financial and Accounting
GRACE C. TORRES                                Officer

* By: /s/ Jonathan D. Shain
------------------------------------
       JONATHAN D. SHAIN
       (ATTORNEY-IN-FACT)

                                 EXHIBIT INDEX


       (g).(iii) Amendment dated July 17, 2001 to Custodian Contract.*


       (j).Consent of Independent Accountants.*


       (p).(i) Code of Ethics of the Registrant dated November 13, 2000.*
           (ii) Code of Ethics of Prudential Investment Corporation, Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC dated November 13, 2000.*


       (q).Power of Attorney.*

------------------------
*Filed herewith.